MANAGERS AMG FUNDS
                RORER ASSET MANAGEMENT, LLC
                ---------------------------

                    RORER LARGE-CAP FUND
                     RORER MID-CAP FUND
                     ------------------

                     SEMI-ANNUAL REPORT
                       APRIL 30, 2002

                    RORER LARGE-CAP FUND
                     RORER MID-CAP FUND

                     SEMI-ANNUAL REPORT
                      APRIL 30, 2002
                       (unaudited)


                     TABLE OF CONTENTS

                                                            Begins
                                                            on Page
                                                            -------
Letter to Shareholders                                        1

Average Annual Total Returns                                  2
  Complete return table showing before tax and after tax
    returns for both Funds

Summary of Industry Weightings and Top Ten Holdings           3

Schedules of Portfolio Investments                            4
  Detailed portfolio listings by security type and industry
    sector, as valued at April 30, 2002

Financial Statements:
  Statements of Assets and Liabilities                        8
  Fund balance sheets, net asset value (NAV) per share
    computation and cumulative undistributed amounts

  Statements of Operations                                    9
    Detail of sources of income, Fund expenses, and realized
      and unrealized gains (losses) during the period

Statements of Changes in Net Assets                           10
  Detail of changes in Fund assets for the period

Financial Highlights                                          11
  Net asset value, total return, expense ratios, turnover
    ratio and net assets

Notes to Financial Statements                                 13
  Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates


LETTER TO SHAREHOLDERS
--------------------------------------------------------------
Dear Fellow Shareholders:

  Since the Funds' inception in mid-December 2001, the stock market has been rather volatile and relatively directionless as investors continue to struggle with the timing and magnitude of a recovery in corporate profits. During the final months of 2001, stocks recovered sharply from post-September 11th lows as a result of aggressive Federal Reserve easing along with continued strong consumer spending and what seemed at the time to be swift success of the military campaign in Afghanistan. However, perceptions quickly changed as we moved into 2002. In the wake of the well-publicized collapse of Enron, concerns about the quality of disclosure and accounting data mired some stocks, and many technology issues traded lower as investors may have believed that the fourth quarter rally was over-done. Despite the broad averages moving lower since the end of 2001, there has been wide variation in performance across sectors, capitalizations and types of stocks. For example, stocks in cyclical, energy and consumer staples sectors appreciated, and small capitalization stocks in general have performed significantly better than large capitalization stocks.

  While much of the uncertainty immediately present in the wake of September has subsided, there remains a high amount of risk as terrorist and military activity remains profuse in the Middle East. The financial markets' volatility as a result of this risk has, in turn, put additional stresses on the operational and financial structure of many businesses. We believe that these are among the primary reasons why the market has yet to stabilize, and why it will remain relatively volatile for the foresee-able future.

  Throughout this period, the Funds have performed within our expectations. From inception on December 19, 2001 through April 30, 2002, the Rorer Large-Cap Fund returned -1.00%, and the Rorer Mid-Cap Fund returned 6.10%, while the S&P
500 Index and S&P 400 Index returned -5.88% and 8.06%, respectively. A table that displays the total returns for each of the Funds over various time periods is located on page 2 of this report. In addition, this report contains a listing of the portfolios as of April 30, 2002 along with detailed financial reports.

  Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website at www.managersamg.com. We thank you for your investment.

Sincerely,
Peter M. Lebovitz
President
Managers AMG Funds

--------------------------------------------------------------
MANAGERS AMG FUNDS
AVERAGE ANNUAL TOTAL RETURNS (unaudited)
--------------------------------------------------------------

                Total Returns Before and After Taxes (1)
For four months ended April 30, 2002 and all other periods ended March 31, 2002

                                                                 Since        Inception
                                      YTD           1 Quarter    Inception    Date
---------------------------           --------      ---------    ---------    ---------
Before Taxes:
Rorer Large Cap                       (1.00)%         2.50%        2.40%      Dec. '01
S&P 500 Index                         (5.80)%         0.27%        0.20%

After Taxes (Rorer Large-Cap only):
Return After Taxes on Distributions       -              -            -
Return After Taxes on Distributions
 and Sale of Fund Shares                  -              -            -


Before Taxes:
Rorer Mid Cap                           4.12%         4.61%        6.60%      Dec. '01
S&P 400 Index                           6.67%         6.72%        8.11%
After Taxes (Rorer Mid-Cap only):
Return After Taxes on Distributions        -             -            -
Return After Taxes on Distributions
 and Sale of Fund Shares                   -             -            -


Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. For more information regarding Managers AMG Funds, including fees, expenses and risks, please call (800) 835-3879 or visit our website at www.managersamg.com for a Prospectus. Please read the Prospectus carefully before you invest or send money. The Prospectus is not an offer to sell shares in the Funds. Distributed by Managers Distributors, Inc., a NASD member.

(1) After-tax returns are calculated by Lipper. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGERS AMG FUNDS
SUMMARY OF INDUSTRY WEIGHTINGS AS OF APRIL 30, 2002 (unaudited)

                          Rorer            S&P 500         Rorer         S&P 400
Major Sectors             Large- Cap Fund  Index           Fund Mid-Cap  Index
--------------------      ---------------  -------------   ------------  --------
Consumer Discretionary     7.2 %           17.2 %           15.9 %        15.8 %
Consumer Staples           7.7              0.7             11.2          11.1
Energy                     7.7              2.6             10.4          10.3
Financials                16.6             18.1             24.0          23.8
Health Care                8.2             19.4              8.3           8.2
Industrials                8.5             11.0              7.9           7.9
Information Technology     6.3             22.0              4.9           4.9
Materials                  0.0              0.8              0.0           0.0
Utilities                  2.5              0.0              0.0           0.0
Other- Cash Equivalent    35.3              8.4             17.4          17.8


TOP TEN HOLDINGS AS OF APRIL 30, 2002 (unaudited)

Rorer Large-Cap Fund                      Rorer Mid-Cap Fund
--------------------                      ------------------
                                % Fund                                % Fund
                                ------                                ------
PepsiCo, Inc.                   4.9       Avon Products, Inc.         4.8
Marsh & McLennan Cos., Inc.     4.7       Ambac Financial Group, Inc. 4.7
MBNA Corp.                      4.6       Liz Claiborne, Inc.         4.5
Viacom, Inc.                    4.1       Hibernia Corp.              4.4
Phillips Petroleum Company      4.0       Jefferson-Pilot Corp.       4.1
United Technologies Corp.       4.0       Outback Steakhouse, Inc.    4.1
HCA- The Healthcare Company     3.7       Adolph Coors Co.            4.0
Intel Corp.                     3.5       Loews Corp.                 3.9
FNMA                            3.4       Unocal Corp.                3.9
Duke Power Co.                  3.4       Pall Corp.                  3.9
                                ------                                ------
  Top Ten as a Group            40.3        Top Ten as a Group        42.3
                                ======                                ======


RORER LARGE-CAP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2002 (unaudited)

                                                 SHARES                VALUE
                                                 ------                ----------
Common Stocks - 64.7%

Consumer Discretionary - 7.2%
Costco Wholesale Corp.*                          100                   $    4,020
Home Depot, Inc.                                  60                        2,782
Viacom, Inc., Class B*                           170                        8,007
Walt Disney Co., The                             175                        4,057
                                                                       ----------
  Total Consumer Discretionary                                             18,866
                                                                       ----------
Consumer Staples - 7.7%
Avon Products, Inc.                              120                        6,702
PepsiCo, Inc.                                    185                        9,602
Procter & Gamble Co., The                         45                        4,062
                                                                       ----------
  Total Consumer Staples                                                   20,366
                                                                       ----------
Energy - 7.7%
ChevronTexaco Corp.                               75                        6,503
ExxonMobil Corp.                                 150                        6,026
Phillips Petroleum Co.                           130                        7,775
                                                                       ----------
  Total Energy                                                             20,304
                                                                       ----------
Financials - 16.6%
American International Group, Inc.                80                        5,530
Bank of America Corp.                             90                        6,523
Citigroup, Inc.                                   70                        3,031
FNMA                                              85                        6,709
Marsh & McLennan Cos., Inc.                       90                        9,096
MBNA Corp.                                       250                        8,863
Merrill Lynch & Co., Inc.                         50                        2,097
State Street Corp.                                35                        1,789
                                                                       ----------
  Total Financials                                                         43,638
                                                                       ----------
Health Care - 8.2%
Cardinal Health, Inc.                             60                        4,155
HCA - The Healthcare Co.                         150                        7,169
Johnson & Johnson                                105                        6,705
Pfizer, Inc.                                     100                        3,635
                                                                       ----------
  Total Health Care                                                        21,664
                                                                       ----------
Industrials - 8.5%
Boeing Co. (The)                                 110                        4,906
General Dynamics Corp.                            30                        2,913
Raytheon Co.                                     120                        5,075
Southwest Airlines Co.                           100                        1,821
United Technologies Corp.                        110                        7,719
                                                                       ----------
  Total Industrials                                                        22,434
                                                                       ----------
Information Technology - 6.3%
Electronic Data Systems Corp.                    100                        5,426
Intel Corp.                                      240                        6,866
Microsoft Corp.*                                  85                        4,442
                                                                       ----------
  Total Information Technology                                             16,734
                                                                       ----------

The accompanying notes are an integral part of these financial statements.

RORER LARGE-CAP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

                                                 SHARES                VALUE
                                                 ------                ----------
Utilities - 2.5%
Duke Power Co.                                    175                  $    6,708
                                                                       ----------
Total Common Stocks
  (cost $169,648)                                                         170,714
                                                                       ----------
Other Investment Company - 9.2%
JPMorgan Prime Money Market Fund,
  Institutional Class Shares, 1.80%**
  (cost $24,185)                                 24,185                    24,185
                                                                       ----------
Total Investments - 73.9%
  (cost $193,833)                                                         194,899

Other Assets, less Liabilities - 26.1%                                     68,780
                                                                       ----------
Net Assets - 100.0%                                                    $  263,679
                                                                       ==========

Note: Based on the cost of investments of $193,833 for Federal income tax purposes at April 30, 2002, the aggregate gross unrealized appreciation and depreciation was $8,796 and $7,730, respectively, resulting in net unrealized appreciation of investments of $1,066.

*     Non-income-producing security.
** Yield shown for the investment company represents the April 30, 2002, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

Investment Abbreviations:

FNMA:    Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

RORER MID-CAP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2002 (unaudited)

                                                 SHARES                VALUE
                                                 ------                ----------
Common Stocks - 82.6%

Consumer Discretionary - 15.9%
Limited, Inc., The                                309                  $    5,920
Liz Claiborne, Inc.                               250                       7,823
Outback Steakhouse, Inc.*                         205                       7,188
Park Place Entertainment Corp.*                   330                       4,059
Scholastic Corp.*                                 110                       5,580
                                                                       ----------
  Total Consumer Discretionary                                             30,570
                                                                       ----------
Consumer Staples - 11.2%
Adolph Coors Co.                                  105                       7,019
Avon Products, Inc.                               150                       8,378
Coca-Cola Enterprises, Inc.                       175                       3,434
Estee Lauder Companies, Inc.                       75                       2,711
                                                                       ----------
  Total Consumer Staples                                                   21,542
                                                                       ----------
Energy - 10.4%
Devon Energy Corp.                                130                       6,410
Equitable Resources, Inc.                         185                       6,651
Unocal Corp.                                      185                       6,880
                                                                       ----------
  Total Energy                                                             19,941
                                                                       ----------
Financials - 24.0%
Ambac Financial Group                             130                       8,171
Hibernia Corp.                                    390                       7,781
Jefferson-Pilot Corp.                             145                       7,262
Legg Mason, Inc.                                   75                       3,768
Lincoln National Corp.                            130                       6,227
Loews Corp.                                       115                       6,894
T. Rowe Price Group, Inc.                         170                       5,962
                                                                       ----------
Total Financials                                                           46,065
                                                                       ----------
Health Care - 8.3%
AmerisourceBergen Corp.                            75                       5,813
Beckman Coulter, Inc.                             135                       6,449
Caremark RX, Inc.*                                170                       3,655
                                                                       ----------
Total Health Care                                                          15,917
                                                                       ----------
Industrials - 7.9%
Continental Airlines, Inc., Class B*              195                       5,070
Norfolk Southern Corp.                            155                       3,322
Pall Corp.                                        330                       6,864
                                                                       ----------
Total Industrials                                                          15,256
                                                                       ----------
Information Technology - 4.9%
Computer Sciences Corp.*                          100                       4,485
Xerox Corp.*                                      570                       5,045
                                                                       ----------
Total Information Technology                                                9,530
                                                                       ----------
Total Common Stocks
  (cost $147,191)                                                         158,821
                                                                       ----------

The accompanying notes are an integral part of these financial statements.

RORER MID-CAP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

                                                 SHARES                VALUE
                                                 ------                ----------
Other Investment Company - 8.6%
JPMorgan Prime Money Market Fund,
  Institutional Class Shares, 1.80%**
  (cost $16,571)                                 16,571                $   16,571
                                                                       ----------
Total Investments - 91.2%
  (cost $163,762)                                                         175,392
Other Assets, less Liabilities - 8.8%                                      16,897
                                                                       ----------
Net Assets - 100.0%                                                    $  192,289
                                                                       ==========

Note: Based on the cost of investments of $163,762 for Federal income tax purposes at April 30, 2002, the aggregate gross unrealized appreciation and depreciation was $14,131 and $2,501, respectively, resulting in net unrealized appreciation of investments of $11,630.

*     Non-income-producing security.
** Yield shown for the investment company represents the April 30, 2002, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

MANAGERS AMG FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2002 (unaudited)

                                               Rorer                 Rorer
                                               Large-Cap             Mid-Cap
                                               Fund                  Fund
                                               -----------           ----------
Assets:

  Investments at value                         $   194,899           $  175,392
  Receivable for investments sold                    4,405                    -
  Receivable for Fund shares sold                   43,750                    -
  Dividends, interest and other receivables            224                  151
  Receivable due from advisor                       27,783               27,787
  Prepaid expenses                                  10,820               10,830
                                               -----------           ----------
    Total assets                                   281,881              214,160
                                               -----------           ----------
Liabilities:

  Payable for investments purchased                      -                3,563
  Accrued expenses:
    Distribution fees                                  184                  170
    Professional fees                                9,616                9,616
    Transfer agent fees                              5,600                5,600
    Custodian fees                                   1,952                2,091
    Other                                              850                  831
                                               -----------           ----------
    Total liabilities                               18,202               21,871
                                               -----------           ----------
Net Assets                                     $   263,679           $  192,289
                                               ===========           ==========

Shares outstanding                                  26,637               18,120
                                               ===========           ==========

Net asset value, offering and redemption
  price per share                                    $9.90               $10.61
                                               ===========           ==========
Net Assets Represent:
  Paid-in capital                              $   266,087           $  181,250
  Undistributed net investment loss                    (73)                (146)
  Accumulated net realized loss from
    investments                                     (3,401)                (445)
  Net unrealized appreciation of investments         1,066               11,630
                                               -----------           ----------
Net Assets                                     $   263,679           $  192,289
                                               ===========           ==========

Investments at cost                            $   193,833           $  163,762
                                               ===========           ==========

The accompanying notes are an integral part of these financial statements.

MANAGERS AMG FUNDS
STATEMENTS OF OPERATIONS
For the period ended April 30, 2002 (unaudited)

                                               Rorer                 Rorer
                                               Large-Cap             Mid-Cap
                                               Fund                  Fund
                                               -----------           ----------
Investment Income:
  Dividend income                              $       863           $      721
  Interest income                                       97                   87
                                               -----------           ----------
    Total investment income                            960                  808
                                               -----------           ----------
Expenses:
  Professional fees                                  9,616                9,616
  Transfer agent fees                                7,022                7,027
  Registration fees                                  6,500                6,444
  Custodian fees                                     4,552                4,562
  Printing fees                                        823                  817
  Investment advisory and management fees              627                  580
  Distribution fees                                    184                  170
  Miscellaneous                                        119                  105
                                               -----------           ----------
    Total expenses before offsets                   29,443               29,321
  Less: Expense reimbursements                     (28,410)             (28,367)
                                               -----------           ----------
  Net expenses                                       1,033                  954
                                               -----------           ----------
    Net investment loss                                (73)                (146)
                                               -----------           ----------
Net Realized and Unrealized Gain (Loss):
  Net realized loss on investments                  (3,401)                (445)
  Net unrealized appreciation of investments         1,066               11,630
                                               -----------           ----------
  Net realized and unrealized gain (loss)           (2,335)              11,185
                                               -----------           ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                    $    (2,408)          $   11,039
                                               ===========           ==========

* Commencement of operations was December 19, 2001.

The accompanying notes are an integral part of these financial statements.

MANAGERS AMG FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended April 30, 2002 (unaudited)

                                               Rorer                 Rorer
                                               Large-Cap             Mid-Cap
                                               Fund *                Fund *
                                               -----------           ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment loss                          $       (73)          $     (146)
  Net realized loss on investments                  (3,401)                (445)
  Net unrealized appreciation
    of investments                                   1,066               11,630
                                               -----------           ----------
    Net increase (decrease) in net assets
      resulting from operations                     (2,408)              11,039
                                               -----------           ----------
From Capital Share Transactions:
  Proceeds from the sale of shares                 274,740              181,250
  Cost of shares repurchased                        (8,653)                   -
                                               -----------           ----------
    Net increase from capital share
      transactions                                 266,087              181,250
                                               -----------           ----------
Total increase in net assets                       263,679              192,289
                                               -----------           ----------
Net Assets:
  Beginning of period                                    -                    -
  End of period                                $   263,679           $  192,289
                                               ===========           ==========
  End of period undistributed
    net investment loss                        $       (73)          $     (146)
                                               ===========           ==========

-------------------------------------------------------------------------------
Share Transactions:
  Sale of shares                                    27,497               18,120
  Shares repurchased                                  (860)                   -
                                               -----------           ----------
    Net increase in shares                          26,637               18,120
                                               ===========           ==========
-------------------------------------------------------------------------------
* Commencement of operations was December 19, 2001.


The accompanying notes are an integral part of these financial statements.

RORER LARGE-CAP FUND
FINANCIAL HIGHLIGHTS (unaudited)
For a share outstanding throughout the period* ended April 30, 2002

Net Asset Value, Beginning of Period                $10.00
                                                   --------
Income from Investment Operations:
  Net investment income (loss)                       (0.00) (a)
  Net realized and unrealized loss on investments    (0.10)
                                                   --------
    Total from investment operations                 (0.10)
                                                   --------
Net Asset Value, End of Period                       $9.90
                                                   ========
--------------------------------------------------------------------------
Total Return (b)                                     (1.00)% (c)
==========================================================================
Ratio of net expenses to average net assets            1.40% (d)
Ratio of net investment loss to average net assets   (0.10)% (d)
Portfolio turnover                                       17% (c)
Net assets at end of period (000's omitted)             $264
==========================================================================
Expense Offsets (e)
--------------------
Ratio of total expenses to average net assets         39.87% (d)
Ratio of net investment loss to average net assets  (38.57)% (d)
==========================================================================

* Commencement of operations was December 19, 2001.

(a) Rounds to less than 0.00%.
(b) Total returns and net investment income would have been lower had certain expenses not been reduced.
(c) Not annualized.
(d) Annualized.
(e) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)

RORER MID-CAP FUND
FINANCIAL HIGHLIGHTS (unaudited)
For a share outstanding throughout the period* ended April 30, 2002

Net Asset Value, Beginning of Period                $10.00
                                                   --------
Income from Investment Operations:
  Net investment loss                                (0.01)
  Net realized and unrealized gain on investments     0.62
                                                   --------
    Total from investment operations                  0.61
                                                   --------
Net Asset Value, End of Period                      $10.61
                                                   ========
--------------------------------------------------------------------------
Total Return (a)                                     6.10% (b)
==========================================================================
Ratio of net expenses to average net assets          1.40% (c)
Ratio of net investment loss to average net assets (0.21)% (c)
Portfolio turnover                                     40% (b)
Net assets at end of period (000' s omitted)          $192
==========================================================================
Expense Offsets (d)
--------------------
Ratio of total expenses to average net assets       43.08% (c)
Ratio of net investment loss to average net assets(41.89)% (c)
==========================================================================

* Commencement of operations was December 19, 2001.
(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)

NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)

  (1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, the
Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds: Rorer Large-Cap Fund ("Large-Cap") and Rorer Mid-Cap Fund ("Mid-Cap") (each a "Fund" and collectively the "Funds").

  The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

  (a) VALUATION OF INVESTMENTS
Equity securities traded on a domestic securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees.

  (b) SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

  (c) INVESTMENT INCOME AND EXPENSES
Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

  Each of the Funds has a "balance credit" arrangement with the custodian bank whereby each Fund is credited with an interest factor equal to 75% of the average monthly Fed Funds Rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to each Fund. For the period from December 18, 2001 (commencement of operations) to April
30, 2002, under this arrangement the custodian expense for the Funds was not reduced.

  (d) DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income, if any, normally will be declared and paid annually in December.
Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distribu-tions will result in reclassifications to paid-in capital.

  (e) FEDERAL TAXES
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

  (f) CAPITAL STOCK
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to each Fund in connection with the issuance of shares are based on the valuation of those securities in accordance with the Funds' policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

  At April 30, 2002, certain shareholders individually held greater than 10% of the outstanding shares of the Funds as follows: Large-Cap- one owns 56%; and Mid-Cap- one owns 82%.

  (g) REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds' custodian or at the Federal Reserve Bank.

  If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

  (2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust has entered into an Investment Management
Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Funds and is responsible for the Funds' overall administration. The
Funds' are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers
Funds LLC. The Funds' investment portfolios are managed by Rorer Asset Management LLC ("Rorer"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and Rorer with respect to each of the Funds.
AMG indirectly owns a majority interest in Rorer. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

  Large-Cap is obligated by the Investment Management
Agreement to pay an annual management fee to the Investment
Manager of 0.85% of the average daily net assets. The
Investment Manager, in turn, pays Rorer 0.85% of the average daily net assets of the Fund for its services as sub-advisor. Mid-Cap is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets. The Investment Manager, in turn, pays Rorer
0.85% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment
Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Rorer, Rorer reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

  The Investment Manager has contractually agreed, through at least April 1, 2003, to waive fees and pay or reimburse each of the Funds to the extent that the total operating expenses exceed 1.40% of that Fund's average daily net assets. The Funds are obligated to repay the Investment Manager such amount waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund's total operating expenses in any such year to exceed 1.40% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Rorer from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. For the period December 18, 2001 (commencement of operations) to April 30, 2002, the Investment Manager reimbursed Large-Cap $28,410 and
Mid-Cap 28,367.

  The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

  The Funds have entered into a distribution agreement with MDI to act as distributor of the Funds. The Funds have adopted a distribution plan to pay for the marketing of each Fund's shares. Pursuant to the distribution agreement and the Fund's distribution plan, the Board of Trustees has authorized payments to MDI at an annual rate of up to 0.25% of each Fund's average daily net assets.

  (3) PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term securities, for the period ended April 30, 2002, for Large-Cap were $203,303 and $30,253, respectively. Purchases and sales of securities, excluding short-term securities for Mid-Cap for the same time period were $211,517 and $63,881, respectively. There were no purchases or sales of U.S.
Government securities for either Fund.

  (4) PORTFOLIO SECURITIES LOANED
Each Fund may participate in a securities lending program
providing for the lending of equity, corporate bonds and
government securities to qualified brokers. Collateral
on all securities loaned are accepted in cash and/or
government securities.  Collateral is maintained at a
minimum level of 100% of the market value, plus
interest, if applicable, of investments on loan. Collateral
received in the form of cash is invested temporarily in
money market funds by the custodian. Earnings of
such temporary cash investments are divided between the
custodian, as a fee for its services under the program,
and the Fund lending the security, according to agreed-upon
rates.
                          16
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                  MANAGERS AMG FUNDS


Investment Manager and Administrator
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Advisor
Rorer Asset Management, LLC
1650 Market Street, Suite 5100
Philadelphia, Pennsylvania 19103

Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus, which is available by calling 1-800-835-3879. Distributed by Managers
Distributors, Inc., a NASD member.

                    www.managersamg.com
                   www.managersfunds.com